EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
14.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Group has no legal obligation for the benefits beyond the contributions made. Such employee benefits, which were expensed as incurred, amounted to approximately RMB8,848, RMB 10,042 and RMB12,587 (US$1,942) for the years ended December 31, 2013, 2014 AND 2015, respectively.